PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

10.  PROPERTY AND EQUIPMENT

The details of property and equipment are as follows:

	December 31,	Business			Reclassifications/	December 31,
	2015	acquisitions	Additions	Deductions	Translations	2016
At cost:
Land rights	1,270	89	59	(1)	—	1,417
Buildings	6,033	10	311	(3)	1,486	7,837
Leasehold improvements	1,036	—	13	(37)	104	1,116
Switching equipment	19,872	—	218	(160)	609	20,539
Telegraph, telex and data communication equipment	876	—	751	(41)	—	1,586
Transmission installation and equipment	124,989	—	2,832	(12,134)	11,221	126,908
Satellite, earth station and equipment	8,146	—	80	—	219	8,445
Cable network	38,086	—	6,746	(302)	460	44,990
Power supply	13,912	—	286	(77)	1,116	15,237
Data processing equipment	11,414	12	395	(138)	916	12,599
Other telecommunication peripherals	634	—	73	—	(5)	702
Office equipment	1,135	5	142	(12)	259	1,529
Vehicles	569	—	123	(169)	(1)	522
CPE assets	22	—	—	—	—	22
Other equipment	99	—	1	—	—	100
Property under construction	4,580	—	17,169	—	(17,199)	4,550
Total	232,673	116	29,199	(13,074)	(815)	248,099

	December 31,			Reclassifications/	December 31,
	2015	Additions	Deductions	Translations	2016
Accumulated depreciation and impairment losses:
Land rights	245	24	(0)	(1)	268
Buildings	2,141	290	(2)	6	2,435
Leasehold improvements	623	106	(37)	—	692
Switching equipment	15,261	1,590	(160)	(1)	16,690
Telegraph, telex and data communication equipment	4	329	—	—	333
Transmission installation and equipment	65,399	10,499	(11,501)	(32)	64,365
Satellite, earth station and equipment	6,706	415	—	(23)	7,098
Cable network	19,706	1,545	(302)	(455)	20,494
Power supply	9,132	1,225	(70)	(25)	10,262
Data processing equipment	8,556	1,114	(118)	(40)	9,512
Other telecommunication peripherals	386	77	—	(1)	462
Office equipment	764	184	(11)	3	940
Vehicles	179	88	(66)	(1)	200
CPE assets	17	2	—	—	19
Other equipment	99	—	—	—	99
Total	129,218	17,488	(12,267)	(570)	133,869
Net book value	103,455				114,230

	December 31,	Business			Reclassifications/	December 31,
	2016	acquisitions	Additions	Deductions	Translations	2017
At cost:
Land rights	1,417	40	62	—	—	1,519
Buildings	7,837	39	211	(3)	1,718	9,802
Leasehold improvements	1,116	—	34	(25)	132	1,257
Switching equipment	20,539	69	556	(977)	(1,675)	18,512
Telegraph, telex and data communication equipment	1,586	—	—	—	(3)	1,583
Transmission installation and equipment	126,908	—	2,648	(4,489)	14,314	139,381
Satellite, earth station and equipment	8,445	573	1,233	(2,202)	1,251	9,300
Cable network	44,990	—	5,715	(694)	(2,657)	47,354
Power supply	15,237	—	222	(456)	1,491	16,494
Data processing equipment	12,599	—	715	(603)	666	13,377
Other telecommunication peripherals	702	—	966	(7)	—	1,661
Office equipment	1,529	11	327	(84)	(146)	1,637
Vehicles	522	—	355	(37)	—	840
CPE assets	22	—	—	—	—	22
Other equipment	100	—	—	—	(3)	97
Property under construction	4,550	—	20,110	(96)	(20,149)	4,415
Total	248,099	732	33,154	(9,673)	(5,061)	267,251

	December 31,			Reclassifications/	December 31,
	2016	Additions	Deductions	Translations	2017
Accumulated depreciation and impairment losses:
Land rights	268	31	—	—	299
Buildings	2,435	407	—	38	2,880
Leasehold improvements	692	149	(23)	5	823
Switching equipment	16,690	1,393	(977)	(2,511)	14,595
Telegraph, telex and data communication equipment	333	416	—	53	802
Transmission installation and equipment	64,365	11,213	(3,642)	(55)	71,881
Satellite, earth station and equipment	7,098	595	(2,202)	(1,157)	4,334
Cable network	20,494	2,003	(693)	(3,752)	18,052
Power supply	10,262	1,296	(286)	2	11,274
Data processing equipment	9,512	1,401	(582)	(19)	10,312
Other telecommunication peripherals	462	149	(7)	(1)	603
Office equipment	940	215	(65)	26	1,116
Vehicles	200	113	(21)	—	292
CPE assets	19	1	—	—	20
Other equipment	99	1	—	(4)	96
Total	133,869	19,383	(8,498)	(7,375)	137,379
Net book value	114,230				129,872

Refer to Note 31 for details of related party transactions.

a.    Gain on disposal or sale of property and equipment

	2015	2016	2017
Proceeds from sale of property and equipment	733	765	1,367
Net book value	(8)	(152)	(1,009)
Gain on disposal or sale of property and equipment	725	613	358

b.    Asset impairment

(i)   As of December 31, 2016 and 2017, the CGUs that independently generate cash inflows were fixed wireline, cellular and others.

In 2014, the Company decided to cease its fixed wireless business no later than December 14, 2015. The Company assessed the recoverable amount to be Rp549 billion and determined that the assets for fixed wireless CGU were further impaired by Rp805 billion. The recoverable amount has been determined based on VIU calculation using the most recent cash flows projection approved by management. The cash flows projection included cash inflows from the continuing use of the assets during the remaining service period and projected net cash flows to be received for the disposal of the assets for fixed wireless CGU at the end of service period. Projected net cash flows to be received for the disposal of the assets were determined based on cost approach, adjusted for physical, technological and economic obsolescence. Management applied a pre-tax discount rate of 13.5% derived from the Company’s post-tax weighted average cost of capital and benchmarked to externally available data. In addition, management also applied technological and economic obsolescence rate of 30% based on the Company’s internal data, due to the lack of comparable market data because of the nature of the assets. The determination of VIU calculation is most sensitive to the technological and economic obsolescence rate assumption. An increase in technological and economic obsolescence rate to 40% would result in a further impairment of Rp70 billion.

Loss on impairment of assets is recognized as part of “Depreciation and Amortization” in the consolidated statements of profit or loss and other comprehensive income.

In connection with the restructuring of fixed wireless business (Note 33c.i), the Company accelerated the depreciation of its fixed wireless assets. As of December 31, 2015, all of the Company’s fixed wireless assets have been fully depreciated.

In 2016 and 2017, the Company derecognized the fixed wireless asset which fully depreciated with acquisition cost of Rp5,203 billion and Rp3,193 billion, respectively.

(ii)   Management believes that there is no indication of impairment in the assets of other CGUs as of December 31, 2016 and 2017.

c.    Others

(i)   Interest capitalized to property under construction amounted to Rp328 billion, Rp444 billion and Rp328 billion for the years ended December 31, 2015, 2016 and 2017, respectively. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization ranged from 6.84% to 11.00%,  10.20% to 11.00% and from 8.15% to 11.00% for the years ended December 31, 2015, 2016 and 2017, respectively.

(ii)   No foreign exchange loss was capitalized as part of property under construction for the years ended December 31, 2015, 2016 and 2017.

(iii)  In 2015, 2016 and 2017, the Group obtained proceeds from the insurance claim on lost and broken property and equipment, with a total value of Rp119 billion, Rp77 billion and Rp155 billion, respectively, and were recorded as part of “Other Income” in the consolidated statements of profit or loss and other comprehensive income. In 2015, 2016 and 2017, the net carrying values of those assets of  Rp35 billion, Rp19 billion and Rp7 billion, respectively, were charged to the consolidated statements of profit or loss and other comprehensive income.

(iv)  From 2015 to 2017, Telkomsel decided to replace certain equipment units with net carrying amount of Rp3,115 billion, as part of its modernization program. Accordingly, Telkomsel accelerated the depreciation of such equipment units. The impact of the accelerated depreciation was an increase in the depreciation expense for the year ended December 31, 2017 amounting to Rp459 billion. This modernization program will decrease profit before income tax in 2018 amounting to Rp47 billion.

In 2014, the useful lives of Telkomsel’s buildings and transmissions were changed from 20 years to 40 years, and from 10 years to 15 and 20 years, respectively, to reflect the current economic lives of the buildings and the transmissions. The impact of reduction in depreciation expense for the year ended December 31, 2017 amounting to Rp198 billion. The impact of the changes in the estimated useful lives of the buildings and transmissions will increase the profit before income tax in 2018 amounting to Rp135 billion.

(v)  Exchange of property and equipment

In 2011 and 2012, the Company entered into a Procurement and Installation Agreement for the Modernization of the Copper Cable Network through Optimalization of Asset Copper Cable Network through Trade In/Trade Off method with PT Len Industri (“LEN”) and PT Industri Telekomunikasi Indonesia (“INTI”), respectively.

In 2016 and 2017, the Company derecognized the copper cable network asset with net carrying amount of Rp3 billion and Rp1 billion, respectively, and recorded the fiber optic network asset from the exchange transaction of Rp801 billion and Rp506 billion, respectively.

In 2016 and 2017, Telkomsel’s certain equipment units with net carrying amount of Rp636 billion and Rp816 billion, respectively, were exchanged with equipment from Ericsson AB, PT Huawei Tech Investment (“Huawei”) and PT Nokia Solutions and Network Indonesia (“PT NSN”). As of December 31, 2017, Telkomsel’s equipment units with net carrying amount of Rp10 billion are going to be exchanged with equipment from Nokia Siemens Network Oy (“NSN Oy”) and Huawei and, therefore, these equipment units were reclassified as “Assets Held for Sale” in the consolidated statements of financial position.

(vi) The Group owns several pieces of land located throughout Indonesia with Building Use Rights (“Hak Guna Bangunan” or “HGB”) for a period of 10‑45 years which will expire between 2018 and 2053. Management believes that there will be no issue in obtaining the extension of the land rights when they expire.

(vii) As of December 31, 2017, the Group’s property and equipment excluding land rights, with net carrying amount of Rp118,198 billion were insured against fire, theft, earthquake and other specified risks, including business interruption, under blanket policies totalling Rp11,449 billion, US$64 million, HKD3 million, SGD211 million and MYR37 million and first loss basis amounted to Rp2,760 billion. Management believes that the insurance coverage is adequate to cover potential losses from the insured risks.

(viii) As of December 31, 2017, the percentage of completion of property under construction was around 67.24% of the total contract value, with estimated dates of completion between January 2018 and December 2018. The balance of property under construction mainly consists of buildings, transmission installation and equipment, cable network and power supply. Management believes that there is no impediment to the completion of the construction in progress.

(ix)  All assets owned by the Company have been pledged as collateral for bonds and certain bank loans (Notes 17b.i and 17c). Certain property and equipment of the Company’s subsidiaries with gross carrying value amounting to Rp9,721 billion have been pledged as collateral under lending agreements (Notes 16 and 17c).

(x)  As of December 31, 2017, the cost of fully depreciated property and equipment of the Group that are still used in operations amounted to Rp53,407 billion. The Group is currently performing modernization of network assets to replace the fully depreciated property and equipment.

(xi)  On August 25, 2017, Telkom-1 Satellite experienced technical problems which impacted to customer service disruptions. Therefore, the Company was migrating customers services to the Company’s other satellites (Telkom-3S and Telkom-2), as well as to several third party satellites. This customers services migration process has been completed on September 10, 2017, and the costs incurred on this migration process are recognized in these consolidated statements of profit or loss and other comprehensive income. As of December 31, 2017, the acquisition cost and accumulated depreciation of Telkom-1 Satellite amounting to Rp1,165 billion is presented as part of disposal assets group and classified as “Other Non-current Assets” in the consolidated statements of financial position.

(xii) Telkomsel entered into several agreements with tower providers to lease spaces in telecommunication towers (slot) and sites of the towers for a period of 10 years. Telkomsel may extend the lease period based on mutual agreement with the relevant parties. In addition, the Group also has lease commitments for transmission installation and equipment, data processing equipment, office equipment, vehicles and CPE assets with the option to purchase certain leased assets at the end of the lease terms.

Future minimum lease payments required for assets under finance leases are as follows:

Years	2016	2017
2017	987	—
2018	892	1,083
2019	816	969
2020	771	866
2021	740	778
2022	590	605
Thereafter	364	384
Total minimum lease payments	5,160	4,685
Interest	(1,150)	(881)
Net present value of minimum lease payments	4,010	3,804
Current maturities (Note 16b)	(658)	(794)
Long-term portion (Note 17)	3,352	3,010

The details of obligations under finance leases as of December 31, 2016 and 2017 are as follows:

	2016	2017
PT Tower Bersama Infrastructure Tbk.	1,465	1,293
PT Profesional Telekomunikasi Indonesia	1,295	1,120
PT Solusi Tunas Pratama	241	212
PT Mandiri Utama Finance	—	198
PT Putra Arga Binangun	217	189
PT Mitsubishi UFJ Lease and Finance Indonesia	21	135
PT Bali Towerindo Sentra	112	100
Others (each below Rp75 billion)	659	557
Total	4,010	3,804